Share Based Compensation - Restricted Ordinary Shares Valuation Assumptions (Details) - Restricted Ordinary Shares	May 31, 2018	Mar. 31, 2018	Sep. 25, 2017	Apr. 26, 2017	Mar. 02, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)	1 year 9 months 18 days	1 year 9 months 18 days	9 months 18 days	1 year 2 months 12 days	2 years 9 months 18 days
Risk-free interest rate (percentage)	2.10%	2.10%	1.30%	1.00%	1.00%
Expected volatility (percentage)	71.00%	71.00%	71.00%	76.60%	73.20%
Expected dividend yield (percentage)	0.00%	0.00%	0.00%	0.00%	0.00%